Current investments and deposits (Schedule of Current investments and deposits) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Current investments and deposits [Abstract]
Current investments		₪ 443
Deposits	429	30
Total current investments and deposits	₪ 429	₪ 473